GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets are summarized as follows:

	December 31,
	2019	2018
Goodwill on acquisitions	5,104	4,986
Concessions, patents and licenses	197	293
Customer relationships and trade marks	95	90
Other[1]	36	359
Total	5,432	5,728

1. In 2018, other included 201 relating to CO2 emission rights, which were surrendered in 2019, and 77 related to favorable land lease contracts in ArcelorMittal Italia, which were reclassified as right-of-use assets upon adoption of IFRS 16 as of January 1, 2019 (see note 7)
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other	Total
Cost
At December 31, 2017	766	1,214	96	2,076
Acquisitions	22	—	39	61
Acquisitions through business combinations (note 2.2.4)	2	—	317	319
Disposals	—	—	(5)	(5)
Foreign exchange differences	(61)	(83)	(4)	(148)
Transfers to assets held for sale (note 2.3)	(32)	—	—	(32)
Transfers and other movements[1]	64	1	—	65
Fully amortized intangible assets [2]	(16)	(4)	—	(20)
At December 31, 2018	745	1,128	443	2,316
Acquisitions	17	—	65	82
Acquisitions through business combination (note 2.2.4)	—	12	—	12
Disposal	—	—	(6)	(6)
Foreign exchange differences	(8)	(11)	(4)	(23)
Transfers and other movements [1]	(107)	4	(351)	(454)
Fully amortized intangible assets [2]	(17)	—	—	(17)
At December 31, 2019	630	1,133	147	1,910

Accumulated amortization and impairment losses
At December 31, 2017	491	1,096	46	1,633
Amortization charge	47	22	42	111
Foreign exchange differences	(44)	(76)	(3)	(123)
Transfers to assets held for sale (note 2.3)	(27)	—	—	(27)
Transfers and other movements[1]	1	—	(1)	—
Fully amortized intangible assets [2]	(16)	(4)	—	(20)
At December 31, 2018	452	1,038	84	1,574
Amortization charge	53	11	30	94
Foreign exchange differences	(7)	(11)	(2)	(20)
Transfers and other movements[1]	(48)	—	(1)	(49)
Fully amortized intangible assets [2]	(17)	—	—	(17)
At December 31, 2019	433	1,038	111	1,582

Carrying amount
At December 31, 2018	293	90	359	742
At December 31, 2019	197	95	36	328

1.
In 2019, transfers and other movements mainly relate to CO2 emission rights utilized from the acquisition of ArcelorMittal Italia amounting to 158 (see note 2.2.4) and favorable land lease contracts from the acquisition of ArcelorMittal Italia and advances for land use which were transferred to right-of-use assets upon implementation of IFRS 16 (see notes 1 and 7). In 2018, transfers and other movements correspond mainly to transfer from assets under construction into patents and licenses.

2.
Fully amortized assets correspond mainly to licenses in 2019 and 2018.

Schedule of Goodwill Acquired
Goodwill acquired in business combinations for each of the Company’s operating segments is as follows:

	December 31, 2017	Divestments and assets held for sale [1]	Foreign exchange differences and other movements [2]	December 31, 2018
NAFTA	2,249	—	(51)	2,198
Brazil	1,640	(18)	(218)	1,404
Europe	582	(16)	(16)	550
ACIS	823	—	11	834
Total	5,294	(34)	(274)	4,986

1. See note 2.3.1 and 2.3.2
2. Other movements for Brazil include 24 related to the acquisition of AMSF (see note 2.2.4)

	December 31, 2018	Divestments and assets held for sale	Foreign exchange differences and other movements [1]	December 31, 2019
NAFTA	2,198	—	35	2,233
Brazil	1,404	—	(51)	1,353
Europe	550	—	(5)	545
ACIS	834	—	139	973
Total	4,986	—	118	5,104
1. Other movements for Europe include 6 relating to the acquisition of Münker and 8 for Brazil relating to the increase in goodwill following the completion of the acquisition-date fair value of AMSF (see note 2.2.4).

Schedule of Property, Plant and Equipment
Property, plant and equipment is recorded at cost less accumulated depreciation and impairment. Cost includes all related costs directly attributable to the acquisition or construction of the asset. Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 50 years
Auxiliary facilities	15 to 45 years
Other facilities	5 to 20 years

Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other [2]	Construction in progress	Right-of-use assets[4]	Mining Assets	Total
Cost
At December 31, 2017	12,845	50,174	3,732	—	3,875	70,626
Additions	36	282	3,064	—	28	3,410
Acquisitions through business combinations (note 2.2.4)	358	1,210	58	—	—	1,626
Foreign exchange differences	(888)	(4,006)	(220)	—	(100)	(5,214)
Disposals	(120)	(535)	(113)	—	(13)	(781)
Divestments (note 2.3.1)	(43)	(215)	(2)	—	—	(260)
Transfers (to)/ from assets held for sale (note 2.3.2)	(1,434)	(4,532)	(143)	—	—	(6,109)
Other movements [1]	125	1,684	(2,013)	—	111	(93)
At December 31, 2018	10,879	44,062	4,363	—	3,901	63,205
Adoption of IFRS 16 (notes 1 and 7)[3]	—	(921)	—	2,365	—	1,444
At January 1, 2019	10,879	43,141	4,363	2,365	3,901	64,649
Additions	35	471	3,245	259	26	4,036
Acquisitions through business combinations (note 2.2.4)	24	10	—	—	—	34
Foreign exchange differences	(99)	(98)	50	(7)	38	(116)
Disposals	(66)	(654)	(16)	(4)	(19)	(759)
Divestments (note 2.3.1)	—	(130)	—	(484)	—	(614)
Other movements [1]	124	1,888	(2,152)	(37)	167	(10)
At December 31, 2019	10,897	44,628	5,490	2,092	4,113	67,220

Accumulated depreciation and impairment
At December 31, 2017	4,356	25,700	988	—	2,611	33,655
Depreciation charge for the year	356	2,212	—	—	120	2,688
Impairment (note 5.3)	21	930	9	—	—	960
Disposals	(110)	(494)	—	—	(13)	(617)
Foreign exchange differences	(484)	(2,715)	(7)	—	(81)	(3,287)
Divestments (note 2.3.1)	(31)	(181)	—	—	—	(212)
Transfers (to)/ from assets held for sale (note 2.3.2)	(989)	(4,456)	(26)	—	—	(5,471)
Other movements [1]	(6)	(158)	17	—	(2)	(149)
At December 31, 2018	3,113	20,838	981	—	2,635	27,567
Adoption of IFRS 16 (notes 1 and 7)[3]	—	(558)	—	597	—	39
At January 1, 2019	3,113	20,280	981	597	2,635	27,606
Depreciation charge for the year	338	2,171	—	343	121	2,973
Impairment (note 5.3)	154	1,202	9	65	—	1,430
Disposals	(45)	(614)	—	(3)	(17)	(679)
Foreign exchange differences	(58)	(112)	(4)	4	24	(146)
Divestments (note 2.3.1)	—	(3)	—	(94)	—	(97)
Other movements [1]	(14)	(35)	5	(55)	1	(98)
At December 31, 2019	3,488	22,889	991	857	2,764	30,989

Carrying amount
At December 31, 2018	7,766	23,224	3,382	—	1,266	35,638
At December 31, 2019	7,409	21,739	4,499	1,235	1,349	36,231
1. Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully amortized assets. In 2019, other movement also include 92 relating to finalization of acquisition date fair values of AM Italia (refer note 2.2.4).
2. Machinery, equipment and other includes biological assets of 59 and 49 as of December 31, 2019 and 2018, respectively, and bearer plants of 38 and 38 as of December 31, 2019 and 2018, respectively.
3. Includes additions due to implementation of IFRS 16 amounting to 1,136 as well as favorable terms of operating leases of ArcelorMittal Italia and amounts prepaid for the right of use of land, both reclassified from intangible assets (refer note 7).
4. Right-of-use assets as of December 31, 2018 include 921 of cost of assets and 558 of accumulated depreciation previously recognized under IAS 17 and presented within machinery, equipment and other. Upon implementation of IFRS 16, the right-of-use assets are presented separately in the table above.

Schedule of Impairment of Assets
Impairment charges recognized were as follows:

	Year ended December 31,
Type of asset	2019	2018	2017
Goodwill	—	34	—
Tangible assets	1,927	960	206
Total	1,927	994	206

Management estimates discount rates using pre-tax rates that reflect current market rates for investments of similar risk. The rate for each GCGU was estimated from the weighted average cost of capital of producers, which operate a portfolio of assets similar to those of the Company’s assets.

	NAFTA	Brazil	Europe	ACIS
GCGU weighted average pre-tax discount rate used in 2019 (in %)	10.8	15.0	9.1	14.5
GCGU weighted average pre-tax discount rate used in 2018 (in %)	12.9	15.5	10.6	15.4

During the six months ended June 30, 2019, the Company recognized an impairment charge for property, plant and equipment amounting to 600 relating to ArcelorMittal USA as a result of a downward revision of cash flow projections in particular with respect to near-term steel selling prices as follows:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of June 30, 2019
ArcelorMittal USA	USA	NAFTA	600	13.98%	16.91%	3,213

In the second half of 2019, in connection with management’s annual test for impairment of goodwill, property, plant and equipment was also tested for impairment at that date. The Company recognized an impairment charge for property, plant and equipment amounting to 700 relating to ArcelorMittal USA in the NAFTA operating segment as a result of a downward revision of cash flow projections in particular with respect to near-term steel selling prices consisting of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2019
ArcelorMittal USA	USA	NAFTA	700	10.17%	16.91%	2,568

In the same context, the Company recognized a impairment charge for property, plant and equipment of 75 relating to the Long Steel Products facility of Newcastle in ArcelorMittal South Africa as a result of a lower domestic volumes as follows:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2019
Long Steel Products	South Africa	ACIS	75	13.87%	15.13%	163

During the six months ended June 30, 2017, management performed a test for impairment relating to the Long Steel Products cash-generating unit of ArcelorMittal South Africa as a result of a downward revision of cash flow projections. Accordingly, the Company recognized an impairment charge of 46 consisting of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2017 Pre-Tax Discount Rate	2016 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of June 30, 2017
Long Steel Products	South Africa	ACIS	46	17.12%	16.63%	325
In connection with management’s annual test for impairment of goodwill, property, plant and equipment was also tested for impairment at that date. As of December 31, 2017, the Company concluded that the value in use of property, plant and equipment in ArcelorMittal South Africa was lower than its carrying amount in the context of the appreciation of the rand against U.S. dollar and the uncertainties about demand outlook. Accordingly, the Company recognized a total impairment charge of 160 consisting mainly of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2017 Pre-Tax Discount Rate	2016 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2017
Vanderbijlpark facility	South Africa	ACIS	86	15.23%	14.97%	296
Long Steel Products	South Africa	ACIS	33	15.24%	15.22%	306

Schedule of Key Assumptions in Project Earnings
The following changes in key assumptions in projected earnings in every year of initial five-year period and perpetuity, at the GCGU level, assuming unchanged values for the other assumptions, would cause the recoverable amount to equal respective carrying value as of the impairment test date (i.e.: October 1, 2019).

	2019
	NAFTA	ACIS
Excess of recoverable amount over carrying amount	789	152
Increase in pre-tax discount rate (change in basis points)	65	27
Decrease in average selling price (change in %)	0.37	0.29
Decrease in shipments (change in %)	1.06	1.00